Details of Significant Accounts - Other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Details of Significant Accounts
Prepaid expenses	$ 4,617	$ 254
Others	88	45
Total	$ 4,705	$ 299